Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

FEB 08 2013
Washington, DC 20549

NYSE EURONEXT

13000145

February 8, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, RIO TINTO PLC ("Guarantor"), RIO TINTO LIMITED ("Guarantor"), RIO TINTO FINANCE (USA) PLC ("Issuer"), U.S.$1,250,000,000 1.625% Notes due 2017, U.S.$1,000,000,000 2.875% Notes due 2022, U.S.$750,000,000 4.125% Notes due 2042, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 5, 2013. Tentative listing date – February 13, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com